Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Details) $ in Millions	Dec. 31, 2023 USD ($)
Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 180,540
Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	34,943
Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	114
Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	134,297
Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	43,046
Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	7,585
Less Than One Year | Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	43,385
Less Than One Year | Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	34,943
Less Than One Year | Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	114
Less Than One Year | Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	134,297
Less Than One Year | Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	15,616
Less Than One Year | Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	7,585
Greater Than One Year | Commercial and commercial real estate loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	137,155
Greater Than One Year | Corporate and purchasing card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Residential mortgages
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Retail credit card loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	0
Greater Than One Year | Other retail loans
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	27,430
Greater Than One Year | Other
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 0